Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2013
Federal Home Loan Bank Advances
Federal Home Loan Bank Advances

Note 10 – Federal Home Loan Bank Advances

At December 31, advances from the Federal Home Loan Bank (the “FHLB”) were as follows:

(Dollars in thousands)

	2013	2012

Maturity of November 2024 with fixed interest rate of 3.98%	$392	$420
Maturities ranging from February 2014 to May 2014, fixed interest rates ranging from 0.39% to 0.41%, with an average rate of 0.40%	6,000	—
Total advances outstanding at year-end	$6,392	$420

Penalties are charged on fixed rate advances that are paid prior to maturity. A $3,000,000 advance was paid prior to its maturity in June 2012 and a $37,000 prepayment penalty was charged. No fixed rate advances were paid prior to maturity in 2013 or 2011. Advances were secured by residential real estate loans with a carrying value of approximately $71 million at December 31, 2013 and $74 million at December 31, 2012. Based on this collateral, the Bank was eligible to borrow an additional $40.2 million at year-end 2013. The scheduled maturities of advances from the FHLB at December 31, 2013 were as follows:

(dollars in thousands)

2014	$6,029
2015	30
2016	32
2017	33
2018	34
Thereafter	234
Total	$6,392